Universal Life Insurance Company

Metro Office Park, Street 1, Lot 10

Guaynabo, PR 00968

December 22, 2021

VIA EDGAR

U.S. Securities and Exchange Commission

100 F Street, NE

Washington, DC 20549

Re:	Universal Life Insurance Company

Fortune V Separate Account

Pre-Effective Amendment No. 2 to the Registration Statement on Form N-3

SEC File No. 333-259232

Commissioners:

On behalf of the Fortune V Separate Account, filed herewith is Pre-Effective Amendment No. 2 to the above-referenced Registration Statement on Form N-3 (File No. 333-259232). All comments from the staff have, we believe, been satisfactorily resolved, and written requests for acceleration, from the registrant and principal underwriter, requesting that the Registration Statement be declared effective on December 23, 2021, or as soon thereafter as reasonably practicable, are being submitted separately.

Sincerely,

FORTUNE V SEPARATE ACCOUNT

(registrant)

By: /s/ Jose C. Benitez

Name: Jose C. Benitez

Title: President